UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04358

T. Rowe Price All-Cap Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRWAX All-Cap Opportunities
Fund –
.
PAWAX All-Cap Opportunities
Fund–
.
Advisor  Class
PNAIX All-Cap Opportunities
Fund–
.
I Class

T. ROWE PRICE All-Cap Opportunities Fund
HIGHLIGHTS
The All-Cap Opportunities Fund produced significant absolute returns and outperformed its benchmark, the Russell 3000 Index, but underperformed its
Lipper peer group index in 2023.
Within the portfolio, favorable stock selection drove relative outperformance.
Throughout the year, we took a relatively cautious approach, neutralizing factor bets where possible and focusing on stock selection within ideas that should be able to outperform regardless of the economic backdrop. As a result, we generated returns through stock selection, a byproduct of our four-pillars framework.
Stock selection in industrials and business services added value during the period. Stock choices in health care also boosted relative returns. Conversely, an overweight allocation to financials pulled down relative performance.
At a high level, we continue to place emphasis on anchoring to durable, growth-
at-a-reasonable-price names, but we’ve also begun to slowly lean in to some cyclical exposure as the U.S. economic outlook continues to improve.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE All-Cap Opportunities Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE All-Cap Opportunities Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE All-Cap Opportunities Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The All-Cap Opportunities Fund returned 29.03% for the 12-month period ended December 31, 2023. The fund outperformed its benchmark, the Russell
3000 Index, but underperformed its peer group, the Lipper Multi-Cap Growth
Funds Index. (Returns for the Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Within the portfolio, stock
selection in industrials and
business services added
value. Shares of General
Electric (GE) moved higher
throughout the year as
a successful spinoff of
the health care business
improved its balance
sheet, and the company
set promising long-term
profitability targets for its
aerospace and renewables
businesses. We like GE for its
leverage to a strong multiyear
recovery in aviation, underappreciated self-help potential in its renewables business, and the potential for its improved balance sheet to enhance shareholder value. (Please refer to the fund’s portfolio of investments for a complete list of our holdings and the amount each represents in the portfolio.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
All-Cap Opportunities
Fund –
.
9.40% 29.03%
All-Cap Opportunities
Fund–
.
Advisor  Class 9.26 28.72
All-Cap Opportunities
Fund–
.
I  Class 9.45 29.19
Russell 3000 Index 8.43 25.96
Lipper Multi-Cap Growth
Funds Index 9.14 35.17

T. ROWE PRICE All-Cap Opportunities Fund

In the health care sector, stock selection boosted relative returns, though our overweight allocation dampened those gains as the sector lagged the benchmark at large. Shares of Eli Lilly moved higher, thanks to positive developments for several late-stage developmental drugs for both obesity and
Alzheimer’s, which are expected to be major growth catalysts. We believe Eli
Lilly has a number of underappreciated late-stage development programs with high probabilities of success and massive commercial opportunities.
On an absolute basis, the portfolio’s position in NVIDIA generated significant positive returns. Shares advanced throughout the period on improved visibility around robust future demand for advanced graphics processing units (GPUs)
that are critical for the buildout of artificial intelligence (AI) infrastructure.
In our view, AI applications like deep learning and inference will require a tremendous number of high-end GPUs to supply the necessary horsepower, and as the clear leader in that space, NVIDIA looks well positioned to benefit from increasing demand. NVIDIA’s state-of-the-art GPUs, combined with its embedded software intellectual property, have created an expanding moat behind which NVIDIA should be able to continue to innovate and grow earnings.
Conversely, stock selection in consumer discretionary detracted. Our average underweight position in Tesla detracted as shares were higher through positive investor sentiment around rivals adopting Tesla charging technology and the implications for advancements in artificial intelligence to improve full self-
driving capabilities. We do not currently own the company due to concerns over pricing and demand for electric vehicles.
In financials, an average overweight detracted, as did stock selection in the sector. Shares of the global property and casualty (P&C) insurance company
Chubb declined as, despite strong fundamentals throughout, a broad rotation out of the sector pressured insurance stocks. In our view, Chubb remains an attractively valued, best-in-class P&C insurance powerhouse that we think can generate durable, double-digit earnings growth, supported by a rising P&C pricing cycle, market share gains, and share repurchases.
How is the fund positioned?
We continue to seek investment opportunities in companies that fit our criteria, the pillars of which are high-quality companies, companies trading at a low valuation, companies for which we believe published numbers are materially low, and companies whose fundamentals are on the cusp of accelerating. At a high level, we continue to place emphasis on anchoring to durable, growth at a reasonable price- oriented names, but we’ve also begun to slowly lean in to some cyclical exposure as the U.S. economic outlook continues to improve.

T. ROWE PRICE All-Cap Opportunities Fund

With the risk of a recession largely off the table, decisions around positioning become slightly less complex, allowing us to focus more on areas of the market that can outperform in an environment where the economy continues to grow at a steady clip or even heats up to a degree.
At a security level, our largest purchase during the year came as we added to our top holding, Microsoft. We appreciate the company’s strength in layering artificial intelligence capabilities into its already attractive suite of products, which creates new growth opportunities. In addition to the potential to lead artificial intelligence integration, we appreciate how Microsoft’s broad-based success in cloud computing, most notably with Office 365 and Azure in its
Intelligent Cloud segment, has made it a singularly advantaged and valuable enterprise technology business that can deliver durable revenue and free cash flow growth.
Our largest purchasing
activity on an absolute basis
came in the industrials and
business services sector.
We initiated a position in
Uber Technologies, which
we believe has the potential
to benefit from accelerating
bookings, margin expansion,
and meaningful free cash
flow generation as the
company uses its leading
position in ride share to
expand further into food
delivery. We also initiated a
position in Boeing, which we
believe is set up for a strong
earnings recovery story
as the company ramps up
production into an upcycle
in commercial aerospace
demand. Elsewhere in the
sector, we initiated a position
in the large railroad CSX, which we like for its margin expansion potential thanks to efficiency gains.
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/23 12/31/23
Information Technology   27.0% 24.8%
Health Care   17.6 15.8
Financials   13.2 12.4
Industrials and Business
Services   7.8 12.0
Communication Services   10.9 11.5
Consumer Discretionary   9.8 10.8
Energy   3.6 4.9
Materials   2.3 2.9
Consumer Staples   4.8 2.4
Real Estate   0.6 1.2
Utilities   0.0 0.0
Other and Reserves   2.4 1.3
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE All-Cap Opportunities Fund

Our most significant sales came in the materials sector. We eliminated our position in Sherwin Williams after the company issued low guidance for 2023, impacted by a potential macroeconomic downturn and its effect on consumer spending as well as raw material costs.
We also made significant purchases in the information technology sector, particularly in the semiconductor industry, where we initiated positions in
Analog Devices, Taiwan Semiconductor, and Advanced Micro Devices. We
believe Analog Devices is one of the best companies in its space, and we appreciate its differentiated high-value product portfolio in attractive verticals as well as its industrial exposures. We’re attracted to Taiwan Semiconductor’s leading-edge technology and exposure to several attractive growth markets. We believe Advanced Micro Devices is set to accelerate, with a new GPU launch
(Mi300), giving the company the potential to gain market share in the artificial intelligence accelerator space.
What is portfolio management’s outlook?
We enter the first half of 2024 with optimism for prospective equity market returns. The Federal Reserve’s tightening campaign is probably done, industrial activity is bottoming, and the labor market remains robust. Animal spirits could be on the cusp of emerging from hibernation.
Since World War II, the market has gone up in 100% of presidential election years in which an incumbent was listed on the ballot, by roughly 14% on average. The government apparatus is politically incentivized to do what it can to maintain a robust economy into a presidential election.
The biggest risk, in our view, is that the Fed is leaning too dovish too quickly, which could cause the economy to heat up as 2024 goes on. The market may be underestimating the potential for long-term rates to rise and for inflationary pressure to reemerge. This is not an issue for the start of 2024, but it could become an issue as we progress through the year.
Against this backdrop, we are trying to find idiosyncratic ideas that fit our framework. It is no longer about “growth versus value,” it is about finding high-
quality companies at reasonable prices where fundamentals are supportive and earnings risk is low. Our bottom-up framework is generating a larger number of attractive ideas now than it has since 2021.
Specifically:
(1) The portfolio remains anchored in durable growth companies with reasonable valuations and low cyclicality (Visa, Microsoft, Cencora,
T-Mobile U.S., Netflix).

T. ROWE PRICE All-Cap Opportunities Fund

(2) We are leaning in slowly to cyclical companies that will benefit from improving industrial activity and business confidence (Analog Devices,
Amphenol, CSX).
(3) We remain positive on energy and materials on the view that supply will tighten in 2024. We maintain a moderate overweight position in these sectors (Schlumberger, Seadrill, Ero Copper).
(4) We continue to be underweight profitless tech on the view that many of these companies remain too speculative and too expensive.
We continue to rely on our fundamental research and bottom-up stock selection process to construct your portfolio. You should expect the portfolio to maintain large positions in many durable growth companies—those with the ability to increase revenues and earnings regardless of the global economic environment. We believe that, over the longer term, strong risk-adjusted returns most often arise from owning companies that are at the forefront of innovation and riding powerful, durable trends.
As always, we will continue to work diligently on your behalf. Thank you for your continued support and your confidence in T. Rowe Price.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE All-Cap Opportunities Fund

Risks of Stock Investing
The fund’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.
Risks of Growth Investing
Growth stocks can be volatile for several reasons. Since these companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies.  “Russell
®
” is/are a trademark(s)
of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.

T. ROWE PRICE All-Cap Opportunities Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Microsoft 7.6%
Apple 5.5
Visa 3.3
Amazon.com 3.3
Alphabet 3.3
NVIDIA 3.0
Meta Platforms 3.0
Eli Lilly 2.0
Uber Technologies 1.9
Home Depot 1.8
T-Mobile U.S. 1.8
UnitedHealth Group 1.6
Roper Technologies 1.5
Elevance Health 1.4
Coca-Cola 1.4
Exxon Mobil 1.4
Cencora 1.4
Marriott International 1.3
Boeing 1.3
Netflix 1.3
Fiserv 1.3
Chubb 1.2
Linde 1.2
Global Payments 1.2
General Electric 1.2
Total 55.2%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE All-Cap Opportunities Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
ALL-CAP OPPORTUNITIES FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE All-Cap Opportunities Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
All-Cap Opportunities
Fund –
.
29.03% 19.11% 14.71% – –
All-Cap Opportunities
Fund–
.
Advisor  Class 28.72 18.79 14.40 – –
All-Cap Opportunities
Fund–
.
I  Class 29.19 19.26 – 16.17% 12/17/15
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor and
3
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE All-Cap Opportunities Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
All-Cap Opportunities Fund 0.81%
All-Cap Opportunities Fund–Advisor Class 1.06
All-Cap Opportunities Fund–I Class 0.66
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE All-Cap Opportunities Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
ALL-CAP OPPORTUNITIES FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,094.00 $4.22
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.17   4.08
Advisor Class
Actual   1,000.00   1,092.60   5.54
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.91   5.35
I Class
Actual   1,000.00   1,094.50   3.48
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.88   3.36
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.80%,
the
2
Advisor Class was 1.05%, and the
3
I Class was 0.66%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE All-Cap Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 52.11 $ 68.27 $ 68.34 $ 54.77 $ 43.47
Investment activities
Net investment income (loss)
(1)(2)
0.16 0.02 (0.12) 0.02 0.16
Net realized and unrealized gain/
loss 14.93 (14.56) 14.05 24.10 14.98
Total from investment activities 15.09 (14.54) 13.93 24.12 15.14
Distributions
Net investment income (0.13) — — (0.02) (0.22)
Net realized gain (3.13) (1.62) (14.00) (10.53) (3.62)
Total distributions (3.26) (1.62) (14.00) (10.55) (3.84)
NET ASSET VALUE
End of period $ 63.94 $ 52.11 $ 68.27 $ 68.34 $ 54.77
Ratios/Supplemental Data
Total return
(2)(3)
29.03% (21.32)% 20.85% 44.71% 35.03%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.79% 0.81% 0.76% 0.77% 0.78%
Net expenses after waivers/
payments by Price Associates 0.79% 0.81% 0.76% 0.77% 0.78%
Net investment income (loss) 0.26% 0.03% (0.16)% 0.04% 0.30%
Portfolio turnover rate 95.6% 103.4% 75.4% 85.8% 84.2%
Net assets, end of period (in
millions) $6,457 $4,453 $6,506 $5,631 $4,185
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE All-Cap Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 50.13 $ 65.92 $ 66.39 $ 53.40 $ 42.47
Investment activities
Net investment income (loss)
(1)(2)
0.01 (0.13) (0.33) (0.13) 0.01
Net realized and unrealized gain/
loss 14.35 (14.04) 13.63 23.43 14.62
Total from investment activities 14.36 (14.17) 13.30 23.30 14.63
Distributions
Net investment income — — — — (0.08)
Net realized gain (3.13) (1.62) (13.77) (10.31) (3.62)
Total distributions (3.13) (1.62) (13.77) (10.31) (3.70)
NET ASSET VALUE
End of period $ 61.36 $ 50.13 $ 65.92 $ 66.39 $ 53.40
Ratios/Supplemental Data
Total return
(2)(3)
28.72% (21.52)% 20.50% 44.30% 34.65%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.04% 1.06% 1.05% 1.05% 1.05%
Net expenses after waivers/
payments by Price Associates 1.04% 1.06% 1.05% 1.05% 1.05%
Net investment income (loss) 0.01% (0.24)% (0.44)% (0.22)% 0.03%
Portfolio turnover rate 95.6% 103.4% 75.4% 85.8% 84.2%
Net assets, end of period (in
thousands) $179,409 $139,415 $251,412 $237,897 $315,434
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE All-Cap Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 52.09 $ 68.27 $ 68.33 $ 54.75 $ 43.46
Investment activities
Net investment income (loss)
(1)(2)
0.24 0.11 (0.03) 0.10 0.23
Net realized and unrealized gain/
loss 14.92 (14.56) 14.05 24.11 14.97
Total from investment activities 15.16 (14.45) 14.02 24.21 15.20
Distributions
Net investment income (0.21) (0.11) — (0.10) (0.29)
Net realized gain (3.13) (1.62) (14.08) (10.53) (3.62)
Total distributions (3.34) (1.73) (14.08) (10.63) (3.91)
NET ASSET VALUE
End of period $ 63.91 $ 52.09 $ 68.27 $ 68.33 $ 54.75
Ratios/Supplemental Data
Total return
(2)(3)
29.19% (21.19)% 20.98% 44.90% 35.18%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.66% 0.66% 0.64% 0.65% 0.65%
Net expenses after waivers/
payments by Price Associates 0.66% 0.66% 0.64% 0.65% 0.65%
Net investment income (loss) 0.40% 0.20% (0.04)% 0.16% 0.43%
Portfolio turnover rate 95.6% 103.4% 75.4% 85.8% 84.2%
Net assets, end of period (in
thousands) $4,754,788 $3,147,049 $2,358,626 $1,785,514 $1,119,729
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE All-Cap Opportunities Fund
December 31, 2023

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.6%
COMMUNICATION SERVICES 11.2%
Entertainment 2.7%
Liberty Media Corp-Liberty Formula One, Class C  (1) 1,359,345 85,816
Netflix  (1) 297,657 144,923
Sea, ADR  (1) 1,859,552 75,312
306,051
Interactive Media & Services 6.7%
Alphabet, Class C  (1) 2,639,574 371,995
Meta Platforms, Class A  (1) 975,300 345,217
Pinterest, Class A  (1) 1,244,245 46,087
763,299
Wireless Telecommunication Services 1.8%
T-Mobile U.S.  1,296,385 207,849
207,849
Total Communication Services 1,277,199
CONSUMER DISCRETIONARY 10.8%
Broadline Retail 3.3%
Amazon.com (1) 2,467,375 374,893
374,893
Hotels, Restaurants & Leisure 3.9%
Cava Group  (1) 854,260 36,716
Chipotle Mexican Grill  (1) 35,800 81,873
Marriott International, Class A  668,409 150,733
McDonald's  311,000 92,215
Planet Fitness, Class A  (1) 1,075,900 78,541
440,078
Leisure Products 0.0%
Rad Power Bikes, Class A, Acquisition Date: 9/16/21,
Cost $17,747  (1)(2)(3) 1,851,771 574
574
Specialty Retail 2.5%
AutoZone (1) 30,400 78,603
Home Depot  599,900 207,895
286,498
Textiles, Apparel & Luxury Goods 1.1%
Lululemon Athletica  (1) 136,649 69,867
On Holding, Class A  (1) 2,048,500 55,248
125,115
Total Consumer Discretionary 1,227,158

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 2.4%
Beverages 2.4%
Celsius Holdings  (1) 269,141 14,674
Coca-Cola  2,682,038 158,052
PepsiCo  599,799 101,870
Total Consumer Staples 274,596
ENERGY 4.9%
Energy Equipment & Services 2.1%
Schlumberger  2,067,325 107,583
Seadrill  (1) 2,028,231 95,895
TechnipFMC  1,596,729 32,158
235,636
Oil, Gas & Consumable Fuels 2.8%
Diamondback Energy  585,900 90,862
Exxon Mobil  1,552,700 155,239
Southwestern Energy  (1) 11,221,725 73,502
319,603
Total Energy 555,239
FINANCIALS 12.4%
Banks 1.3%
East West Bancorp  805,003 57,920
JPMorgan Chase  528,156 89,839
147,759
Capital Markets 1.2%
Charles Schwab  1,924,858 132,430
132,430
Financial Services 7.8%
Apollo Global Management  681,000 63,462
Fiserv  (1) 1,076,773 143,039
FleetCor Technologies  (1) 225,700 63,785
Global Payments  1,066,700 135,471
Mastercard, Class A  245,600 104,751
Visa, Class A  1,462,992 380,890
891,398
Insurance 2.1%
Chubb  626,326 141,550
Marsh & McLennan  500,700 94,867
236,417
Total Financials 1,408,004

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 15.3%
Biotechnology 1.2%
Argenx, ADR  (1) 132,498 50,406
Insmed  (1) 401,800 12,452
Karuna Therapeutics  (1) 209,217 66,219
Prothena  (1) 226,200 8,220
137,297
Health Care Equipment & Supplies 2.1%
Dexcom (1) 243,982 30,276
Intuitive Surgical  (1) 310,676 104,810
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,144  (1)(2)
(3) 2,428,492 971
Stryker  329,353 98,628
234,685
Health Care Providers & Services 5.9%
Cencora  755,400 155,144
Elevance Health  336,800 158,821
HCA Healthcare  224,542 60,779
Molina Healthcare  (1) 339,209 122,560
UnitedHealth Group  336,494 177,154
674,458
Health Care Technology 0.9%
Veeva Systems, Class A  (1) 528,796 101,804
101,804
Life Sciences Tools & Services 1.6%
Thermo Fisher Scientific  237,200 125,903
West Pharmaceutical Services  159,400 56,128
182,031
Pharmaceuticals 3.6%
AstraZeneca, ADR  1,022,622 68,874
Eli Lilly  390,209 227,461
Zoetis  599,855 118,393
414,728
Total Health Care 1,745,003
INDUSTRIALS & BUSINESS SERVICES 11.9%
Aerospace & Defense 1.5%
Boeing (1) 574,300 149,697
Howmet Aerospace  419,800 22,720
172,417

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies 0.8%
Waste Connections  625,000 93,294
93,294
Electrical Equipment 0.1%
Hubbell  51,616 16,978
16,978
Ground Transportation 3.3%
CSX  3,404,700 118,041
Saia  (1) 87,195 38,210
Uber Technologies  (1) 3,521,500 216,819
373,070
Industrial Conglomerates 2.7%
General Electric  1,042,898 133,105
Roper Technologies  312,991 170,633
303,738
Machinery 0.5%
IDEX  173,236 37,611
Toro  189,972 18,236
55,847
Professional Services 2.6%
Booz Allen Hamilton Holding  604,756 77,354
Ceridian HCM Holding  (1) 1,417,068 95,114
FTI Consulting  (1) 616,141 122,704
295,172
Trading Companies & Distributors 0.4%
SiteOne Landscape Supply  (1) 276,768 44,975
44,975
Total Industrials & Business Services 1,355,491
INFORMATION TECHNOLOGY 24.7%
Electronic Equipment, Instruments & Components 0.5%
Amphenol, Class A  520,600 51,607
51,607
IT Services 0.6%
Shopify, Class A  (1) 822,500 64,073
64,073
Semiconductors & Semiconductor Equipment 6.0%
Advanced Micro Devices  (1) 761,600 112,267
Analog Devices  574,900 114,152
NVIDIA  701,080 347,189

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Taiwan Semiconductor Manufacturing, ADR  1,111,700 115,617
689,225
Software 12.1%
Adobe (1) 162,200 96,768
BILL Holdings  (1) 745,662 60,839
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $6,944  (1)(2)(3) 4,074 4,346
Confluent, Class A  (1) 1,530,300 35,809
Fair Isaac  (1) 68,000 79,153
Intuit  75,082 46,928
Microsoft  2,305,582 866,991
Salesforce  (1) 458,659 120,691
Synopsys  (1) 136,726 70,402
1,381,927
Technology Hardware, Storage & Peripherals 5.5%
Apple  3,269,853 629,545
629,545
Total Information Technology 2,816,377
MATERIALS 2.8%
Chemicals 2.1%
FMC  735,700 46,386
Linde  330,900 135,904
Nutrien  1,052,544 59,290
241,580
Metals & Mining 0.7%
ERO Copper (CAD)  (1) 3,926,753 62,085
Warrior Met Coal  334,100 20,370
82,455
Total Materials 324,035
REAL ESTATE 1.2%
Real Estate Management & Development 0.7%
Jones Lang LaSalle  (1) 408,535 77,160
77,160
Residential Real Estate Investment Trusts 0.5%
AvalonBay Communities, REIT  282,661 52,920
52,920
Total Real Estate 130,080
Total Common Stocks (Cost $8,425,844) 11,113,182

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.6%
COMMUNICATION SERVICES 0.3%
Interactive Media & Services 0.3%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $7,334  (1)(2)
(3) 148,803 35,528
Total Communication Services 35,528
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $5,690  (1)(2)(3) 702,380 2,557
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $1,286  (1)(2)(3) 164,309 1,286
Total Health Care 3,843
INDUSTRIALS & BUSINESS SERVICES 0.1%
Aerospace & Defense 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $10,360  (1)(2)(3) 230,036 8,067
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $4,648  (1)(2)(3) 68,354 2,363
Total Industrials & Business Services 10,430
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21, Cost $412  (1)(2)(3) 242 258
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $17  (1)(2)(3) 10 11
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $14,266  (1)(2)
(3) 166,137 9,478
Total Information Technology 9,747
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $8,661  (1)(2)(3) 182,704 8,721
Total Materials 8,721
Total Convertible Preferred Stocks (Cost $52,674) 68,269

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS 0.5%
HEALTH CARE 0.5%
Life Sciences Tools & Services 0.5%
Sartorius (EUR)  166,055 60,979
Total Health Care 60,979
Total Preferred Stocks (Cost $62,961) 60,979
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 5.42%  (4)(5) 163,783,461 163,783
Total Short-Term Investments (Cost $163,783) 163,783
Total Investments in Securities
100.1% of Net Assets
(Cost $8,705,262) $ 11,406,213
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$74,160 and represents 0.7% of net assets.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE All-Cap Opportunities Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 7,914++
Totals $ —# $ — $ 7,914+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 292,257  ¤   ¤ $ 163,783
Total $ 163,783^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $7,914 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $163,783.

T. ROWE PRICE All-Cap Opportunities Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $8,705,262) $ 11,406,213
Receivable for investment securities sold 38,429
Receivable for shares sold 28,598
Dividends receivable 4,160
Other assets 944
Total assets 11,478,344
Liabilities
Payable for investment securities purchased 55,038
Payable for shares redeemed 24,892
Investment management fees payable 6,033
Due to affiliates 178
Payable to directors 9
Other liabilities 831
Total liabilities 86,981
NET ASSETS $ 11,391,363

T. ROWE PRICE All-Cap Opportunities Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,845,748
Paid-in capital applicable to 178,315,104 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 8,545,615
NET ASSETS $ 11,391,363
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $6,457,166; Shares outstanding: 100,994,745) $ 63.94
Advisor Class
(Net assets: $179,409; Shares outstanding: 2,924,103) $ 61.36
I Class
(Net assets: $4,754,788; Shares outstanding: 74,396,256) $ 63.91

T. ROWE PRICE All-Cap Opportunities Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $970) $ 99,164
Securities lending 1,172
Other 23
Total income 100,359
Expenses
Investment management 60,379
Shareholder servicing
Investor Class $ 7,801
Advisor Class 230
I Class 470 8,501
Rule 12b-1 fees
Advisor Class 387
Prospectus and shareholder reports
Investor Class 178
Advisor Class 2
I Class 49 229
Registration 566
Custody and accounting 330
Proxy and annual meeting 142
Directors 32
Legal and audit 29
Miscellaneous 79
Total expenses 70,674
Net investment income 29,685

T. ROWE PRICE All-Cap Opportunities Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 765,418
Foreign currency transactions 18
Net realized gain 765,436
Change in net unrealized gain / loss
Securities 1,615,805
Other assets and liabilities denominated in foreign currencies 17
Change in net unrealized gain / loss 1,615,822
Net realized and unrealized gain / loss 2,381,258
INCREASE IN NET ASSETS FROM OPERATIONS
$ 2,410,943

T. ROWE PRICE All-Cap Opportunities Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 29,685 $ 7,068
Net realized gain 765,436 80,196
Change in net unrealized gain / loss 1,615,822 (2,045,794)
Increase (decrease) in net assets from operations 2,410,943 (1,958,530)
Distributions to shareholders
Net earnings
Investor Class (312,642) (133,896)
Advisor Class (8,657) (4,446)
I Class (236,565) (100,516)
Decrease in net assets from distributions (557,864) (238,858)
Capital share transactions
*
Shares sold
Investor Class 2,155,510 1,584,818
Advisor Class 37,869 31,152
I Class 1,351,868 1,992,500
Distributions reinvested
Investor Class 300,568 130,089
Advisor Class 8,016 4,392
I Class 225,892 95,392
Shares redeemed
Investor Class (1,521,182) (2,352,611)
Advisor Class (37,206) (97,341)
I Class (722,950) (567,255)
Increase in net assets from capital share transactions 1,798,385 821,136

T. ROWE PRICE All-Cap Opportunities Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period 3,651,464 (1,376,252)
Beginning of period 7,739,899 9,116,151
End of period $ 11,391,363 $ 7,739,899
*Share information (000s)
Shares sold
Investor Class 36,146 27,953
Advisor Class 663 575
I Class 22,692 34,038
Distributions reinvested
Investor Class 4,757 2,476
Advisor Class 132 87
I Class 3,577 1,816
Shares redeemed
Investor Class (25,373) (40,271)
Advisor Class (652) (1,695)
I Class (12,292) (9,982)
Increase in shares outstanding 29,650 14,997

T. ROWE PRICE All-Cap Opportunities Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price All-Cap Opportunities Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies. The fund has three classes of shares: the All-Cap Opportunities Fund (Investor Class), the All-Cap Opportunities
Fund–Advisor Class (Advisor Class) and the All-Cap Opportunities Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified

T. ROWE PRICE All-Cap Opportunities Fund

when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE All-Cap Opportunities Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs

T. ROWE PRICE All-Cap Opportunities Fund

are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s

T. ROWE PRICE All-Cap Opportunities Fund

length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 11,045,206 $ 62,085 $ 5,891 $ 11,113,182
Convertible Preferred Stocks — — 68,269 68,269
Preferred Stocks — 60,979 — 60,979
Short-Term Investments 163,783 — — 163,783
Total $ 11,208,989 $ 123,064 $ 74,160 $ 11,406,213

T. ROWE PRICE All-Cap Opportunities Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, there were no securities on loan.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $10,306,258,000 and $8,908,495,000, respectively, for the year ended December 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE All-Cap Opportunities Fund

Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 281,621 $ 6,390
Long-term capital gain 276,243 232,468
Total distributions $ 557,864 $ 238,858
($000s)
Cost of investments $ 8,730,310
Unrealized appreciation $ 2,834,925
Unrealized depreciation (159,018)
Net unrealized appreciation (depreciation) $ 2,675,907
($000s)
Undistributed ordinary income $ 67,476
Undistributed long-term capital gain 102,365
Net unrealized appreciation (depreciation) 2,675,907
Total distributable earnings (loss) $ 2,845,748

T. ROWE PRICE All-Cap Opportunities Fund

NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. Effective June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to
June 1, 2023, the Advisor Class was not subject to a contractual expense limitation.
During the limitation period, Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates

T. ROWE PRICE All-Cap Opportunities Fund

for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended December 31, 2023, expenses incurred pursuant to these service agreements were $112,000 for Price Associates; $2,029,000 for T. Rowe Price Services, Inc.; and
$382,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.99% 1.24% 0.05%
Expense limitation date 04/30/26 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE All-Cap Opportunities Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 387,288 shares of the I Class, representing 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2023, this reimbursement amounted to $344,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

T. ROWE PRICE All-Cap Opportunities Fund

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE All-Cap Opportunities Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price All-Cap
Opportunities Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price All-Cap Opportunities Fund, Inc. (the
"Fund") as of December 31, 2023, the related statement of operations for the year ended
December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE All-Cap Opportunities Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE All-Cap Opportunities Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$254,384,000 from short-term capital gains
$295,654,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $84,735,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $70,061,000 of the fund's income qualifies for the dividends-
received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends,
$1,178,000 of the fund's income qualifies as qualified real estate investment trust (REIT)
dividends.

T. ROWE PRICE All-Cap Opportunities Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE All-Cap Opportunities Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE All-Cap Opportunities Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE All-Cap Opportunities Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE All-Cap Opportunities Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE All-Cap Opportunities Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With All-Cap
Opportunities Fund Principal Occupation(s)
Jason R. Adams (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Shaun M. Currie (1986)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE All-Cap Opportunities Fund

Name (Year of Birth)
Position Held With All-Cap
Opportunities Fund Principal Occupation(s)
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Chris Graff (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Partner-Investment Team,
Sequoia Capital Global Equities (to 2020)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Kate Hobbs (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Portfolio Manager, Millennium
Partners (to 2020); Senior Analyst, Citadel LLC,
Aptigon Capital (to 2018)
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Dante Pearson (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Dominic Rizzo (1993)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE All-Cap Opportunities Fund

Name (Year of Birth)
Position Held With All-Cap
Opportunities Fund Principal Occupation(s)
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Daniel Shear (1992)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, student, The University of
Chicago Booth School of Business (to 2020);
summer intern, T. Rowe Price (2019)
Anthony B. Wang  (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ari Weisband  (1992)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin P. White  (1981)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3282381 F60-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$24,714	$21,734
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

   (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price All-Cap Opportunities Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024